ACQUIRED INTANGIBLE ASSETS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Accumulated amortization	$ (20,020,937)	$ (17,768,718)
Amortization of acquired intangible assets	2,785,142	5,452,441	2,277,566
Impairment loss on intangible assets	1,812,939		3,927
Impairment loss of intangible assets	1,562,386		3,927
Cost of revenues, impairment on intangible assets	250,553
Amortization expenses for 2014	15,527,480
Amortization expenses for 2015	24,441,349
Amortization expenses for 2016	25,793,029
Amortization expenses for 2017	10,771,530
Amortization expenses for 2018	1,901,838
Total
Goss carrying amount	99,295,546	92,341,182
Accumulated amortization	(20,020,937)	(17,768,718)
Exchange difference	1,264,917	496,850
Impairment	(1,812,939)
Net carrying amount	78,726,587	75,069,314
Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years	3 years
Agreements with Mobile Operator [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	3,113,746	3,113,746
Accumulated amortization	(3,113,746)	(3,113,701)
Exchange difference		(45)
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	(3,113,746)	(3,113,701)
Operating Platforms [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	243,974	243,974
Accumulated amortization	(240,527)	(215,682)
Exchange difference	650	7
Impairment
Net carrying amount	4,097	28,299
Amortization period	5 years
Total
Accumulated amortization	(240,527)	(215,682)
Service Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	57,071	57,071
Accumulated amortization	(57,071)	(57,071)
Exchange difference
Impairment
Net carrying amount
Amortization period	3 years
Total
Accumulated amortization	(57,071)	(57,071)
Contracts with Content Providers [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	120,999	120,999
Accumulated amortization	(120,999)	(120,999)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	(120,999)	(120,999)
Non-compete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	388,516	388,516
Accumulated amortization	(388,516)	(388,516)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Total
Accumulated amortization	(388,516)	(388,516)
Self-Developed Contents [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	379,089	379,089
Accumulated amortization	(379,089)	(379,089)
Exchange difference
Impairment
Net carrying amount
Amortization period	2 years
Total
Accumulated amortization	(379,089)	(379,089)
Product Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	4,966,102	4,966,102
Accumulated amortization	(4,966,102)	(4,963,168)
Exchange difference		(918)
Impairment
Net carrying amount		2,016
Amortization period	3 years
Total
Accumulated amortization	(4,966,102)	(4,963,168)
Contracts with Service Providers [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	5,713	5,713
Accumulated amortization	(5,713)	(5,713)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	(5,713)	(5,713)
Subscriber List [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	16,710	16,710
Accumulated amortization	(16,710)	(16,710)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	(16,710)	(16,710)
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	36,874	36,874
Accumulated amortization	(36,874)	(36,874)
Exchange difference
Impairment
Net carrying amount
Amortization period	1 year
Total
Accumulated amortization	(36,874)	(36,874)
Core Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	8,281,231	8,281,231
Accumulated amortization	(6,022,186)	(5,210,512)
Exchange difference	84,060	(1,224)
Impairment
Net carrying amount	2,343,105	3,069,495
Amortization period	5 years
Total
Accumulated amortization	(6,022,186)	(5,210,512)
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	115,150	115,150
Accumulated amortization	(40,730)	(8,321)
Exchange difference	3,156	603
Impairment
Net carrying amount	77,576	107,432
Amortization period	5 years
Total
Accumulated amortization	(40,730)	(8,321)
Game Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	80,094,217	73,952,927
Accumulated amortization	(4,206,258)	(2,882,332)
Exchange difference	1,161,598	498,188
Impairment	(1,812,939)
Net carrying amount	75,236,618	71,568,783
Amortization period	3 years
Total
Accumulated amortization	(4,206,258)	(2,882,332)
Employment Contract [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	380,898	380,898
Accumulated amortization	(380,898)	(370,030)
Exchange difference		(268)
Impairment
Net carrying amount		10,600
Amortization period	3 years
Total
Accumulated amortization	(380,898)	(370,030)
Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Goss carrying amount	813,074
Accumulated amortization	(45,518)
Exchange difference	6,274
Impairment
Net carrying amount	773,830
Amortization period	6 years
Total
Accumulated amortization	(45,518)
Trademarks [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	282,182	282,182
Exchange difference	9,179	507
Impairment
Net carrying amount	$ 291,361	$ 282,689